Construction in Progress (Tables)	12 Months Ended
Jun. 30, 2022
Construction In Progress [Abstract]
Summary of Construction in Progress

Construction in Progress consisted of the following at June 30.

	2022	2021
	(in thousands)
Engineering services	$9,073	$3,825
Equipment	13,131	8,940
Injection and recovery wells	3,421	—

	$25,625	$12,765